Schedule of Investments (unaudited) April 30, 2021	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 33.7%
iShares Core S&P 500 ETF(a)	1,316,676	$551,529,243
iShares Core S&P Mid-Cap ETF(a)	135,181	36,736,789
iShares Core S&P Small-Cap ETF(a)	150,538	16,640,471

		604,906,503

Domestic Fixed Income — 34.0%
iShares Core Total USD Bond Market ETF(a)	11,521,715	611,572,632

International Equity — 26.2%
iShares Core MSCI Emerging Markets ETF(a)	1,880,064	123,087,790
iShares Core MSCI International Developed Markets ETF(a)	5,230,839	348,060,027

		471,147,817

International Fixed Income — 6.0%
iShares Core International Aggregate Bond ETF(a)	1,965,591	107,793,010

Total Investment Companies — 99.9% (Cost: $1,527,514,457)		1,795,419,962

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,493,000	$1,493,000

Total Short-Term Investments — 0.1% (Cost: $1,493,000)		1,493,000

Total Investments in Securities — 100.0% (Cost: $1,529,007,457)		1,796,912,962

Other Assets, Less Liabilities — (0.0)%		(874,839)

Net Assets — 100.0%		$1,796,038,123

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$18,480,664	$—	$(18,475,748	)(b)	$(4,883)	$(33)	$—	—	$64,906	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,513,000	—	(1,020,000	)(b)	—	—	1,493,000	1,493,000	1,869		—
iShares Core MSCI Emerging Markets ETF	102,094,673	26,588,017	(31,117,153)		3,995,073	21,527,180	123,087,790	1,880,064	1,354,350		—
iShares Core MSCI International Developed Markets ETF	301,878,644	75,818,762	(104,034,033)		3,891,398	70,505,256	348,060,027	5,230,839	3,511,726		—
iShares Core S&P 500 ETF	448,256,151	115,512,325	(134,198,234)		36,484,514	85,474,487	551,529,243	1,316,676	6,040,115		—
iShares Core S&P Mid-Cap ETF	27,956,249	7,524,159	(10,469,255)		1,897,364	9,828,272	36,736,789	135,181	310,613		—
iShares Core S&P Small-Cap ETF	11,520,995	3,259,168	(3,793,324)		(66,257)	5,719,889	16,640,471	150,538	123,051		—
iShares Core Total USD Bond Market ETF	443,109,253	210,133,870	(23,979,726)		1,298,164	(18,988,929)	611,572,632	11,521,715	8,802,858		—
iShares International Aggregate Bond ETF	77,160,110	36,584,771	(4,236,966)		260,522	(1,975,427)	107,793,010	1,965,591	508,368		—

					$47,755,895	$172,090,695	$1,796,912,962		$20,717,856		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

1

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® Core Growth Allocation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$1,795,419,962	$—	$—	$1,795,419,962
Money Market Funds	1,493,000	—	—	1,493,000

	$1,796,912,962	$—	$—	$1,796,912,962

2